Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

(collectively, the “Specified Parties”)

Re:	ARES Trust 2024-IND2 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-IND2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 20 September 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 September 2024

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a two-year (subject to three, one-year extension options), floating rate, interest-only commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be primarily secured by a first priority lien on the borrowers’ fee or leasehold interests in 25 warehouse/distribution and refrigerated warehouse properties located across 12 states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 30 September 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extension Options) and
ii.	Original Mortgage Loan Term (Including Extension Options)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extension Options) and
c.	Original Mortgage Loan Term (Including Extension Options),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extension Options) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extension Options)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extension Options),
ii.	Original Mortgage Loan Amortization Term (Including Extension Options),
iii.	Remaining Mortgage Loan Amortization Term (Excluding Extension Options) and
iv.	Remaining Mortgage Loan Amortization Term (Including Extension Options)

of the Mortgage Loan,

b.	Use the “Original Mortgage Loan Term (Excluding Extension Options),” as shown on the Final Data File, for the “Mortgage Loan IO Period (Excluding Extension Options)” of the Mortgage Loan and
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Spread,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 4.850000% provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate and
ii.	Assumed Mortgage Loan Interest Rate @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Assumed Mortgage Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service,
iii.	Annual Mortgage Loan Debt Service @ SOFR Cap and
iv.	Monthly Mortgage Loan Debt Service @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service @ SOFR Cap” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service @ SOFR Cap” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service @ SOFR Cap.”

Attachment A Page 5 of 6

11.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Maturity Date Mortgage Loan Balance,
c.	Annual Mortgage Loan Debt Service,
d.	Annual Mortgage Loan Debt Service @ SOFR Cap,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraised Value and
h.	Square Footage,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-Off Date LTV,
ii.	Mortgage Loan Maturity Date LTV,
iii.	Mortgage Loan Underwritten As-Is NOI DY,
iv.	Mortgage Loan Underwritten As-Is NCF DY,
v.	Mortgage Loan Underwritten As-Is NOI DSCR,
vi.	Mortgage Loan Underwritten As-Is NCF DSCR,
vii.	Mortgage Loan Underwritten NCF DSCR @ SOFR Cap and
viii.	Cut-off Date Mortgage Loan Balance Per Square Foot

of the Mortgage Loan, and with respect to viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through vii. above to two decimal places.

12.	Using the:
a.	Square Footage,
b.	SF1,
c.	SF2 and
d.	SF3,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2 and
iii.	Space Pct 3

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6
13.	Using the:
a.	Tenant Lease Expiration Date 1,
b.	Tenant Lease Expiration Date 2 and
c.	Tenant Lease Expiration Date 3,

as shown on the Final Data File, and the respective tenant’s lease start date, as shown in the underwritten rent roll Source Document, we recalculated the:

i.	Tenant Lease Term at Location (Years) 1,
ii.	Tenant Lease Term at Location (Years) 2 and
iii.	Tenant Lease Term at Location (Years) 3

of each Property using the “YEARFRAC” function in Microsoft Excel. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Spread,

as shown on the Final Data File, we recalculated the “Net Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes (see Note 1)	13 September 2024

Mortgage Loan Agreement (see Note 1)	20 September 2024

Guaranty Agreement (see Note 1)	13 September 2024

Environmental Indemnity Agreement (see Note 1)	13 September 2024

Assignment of Interest Rate Cap Agreement (see Note 1)	13 September 2024

Assignment of Management Agreement (see Note 1)	19 September 2024

Allocated Loan Amount Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Appraisal Matrix Data Tape	Not Dated

Engineering Reports	9 September 2024

Seismic Reports	17 September 2024

Phase I Environmental Reports	17 September 2024

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	15 September 2024

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease and Sublease Agreements	Various

Lease Estoppels	Various

Ground Lease and Pilot Agreements and Amendments	Various

Tenant Termination Options Summary Report	Not Dated

CoStar Reports	13 September 2024

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
MSA	Appraisal Report
Market	Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Class	Appraisal Report or Appraisal Matrix Data Tape
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Manager	Mortgage Loan Agreement
Square Footage	Underwritten Rent Roll
% Office	Underwriter's Summary Report
% Industrial	Underwriter's Summary Report
Clear Height (feet)	Underwriter's Summary Report
Dock Doors	Underwriter's Summary Report
Drive-In Doors	Underwriter's Summary Report
In-Place Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
TTM Recent occupancy %	Underwriter's Summary Report
2023 Occupancy	Underwriter's Summary Report
2022 Occupancy	Underwriter's Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Third Party Information:

Characteristic	Source Document(s)

Appraised Value (see Note 2)	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 2)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Firm (see Note 3)	Seismic Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic Zone (see Note 3)	Engineering Report or Seismic Report
Seismic PML% (see Note 3)	Seismic Report

Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
UW Base Rent 1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
UW Base Rent 2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
UW Base Rent 3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

2022 Effective Gross Income	Underwriter’s Summary Report
2023 Effective Gross Income	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
2022 Expense Total	Underwriter’s Summary Report
2023 Expense Total	Underwriter’s Summary Report
TTM Expense Total	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
Underwritten Base Rent	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expense Total	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten In-Place TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Monthly Tax Reserve	Mortgage Loan Agreement
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Monthly Outstanding TI/LC Reserve and Free Rent Reserve	Mortgage Loan Agreement
Outstanding TI/LC and Free Rent Cap	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Upfront Required Repairs	Mortgage Loan Agreement
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement
Other Reserve Initial Deposit	Mortgage Loan Agreement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

Guarantor	Guaranty Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement or Allocated Loan Amount Schedule
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Payment Grace Period (Default)	Mortgage Loan Agreement
Payment Grace Period	Mortgage Loan Agreement
Maturity Payment Grace Period (Default)	Mortgage Loan Agreement
Maturity Payment Grace Period (see Note 6)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Spread Increase	Mortgage Loan Agreement
Spread Increase Description	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
SOFR Rounding Methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
Extension Term SOFR Cap	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Prepayment String (see Note 9)	Mortgage Loan Agreement
Partial Prepayments Allowed (see Note 9)	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement
Additional Debt Type	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics for each Property, the Depositor instructed us to use the appraised value and date, respectively, as shown in the applicable Source Document(s), associated with the related “Appraisal Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

4.	For the purpose of comparing the “Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations (if applicable), to use the earliest lease expiration date associated with any space occupied by the related tenant, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

6.	For the purpose of comparing the “Maturity Payment Grace Period” characteristic, the Depositor instructed us to use “0,” as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

7.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property
Property Count
Property Number
Property Name
Loan Purpose
Sponsors
Borrower Entities
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee
Appraisal Type
Phase II Date
Letter of Credit
Description of LOC
Origination Date
Mortgage Loan Spread
SOFR Cap Strike Price
SOFR Cap Expiration Date
SOFR Cap Provider
SOFR Cap Provider Rating (M/S&P/F)
Initial Outstanding TI/LC and Free Rent Reserve
Initial Rollover Reserve
Ownership Interest
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.